Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Operating leases (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
2017	$ 135,000	$ 297,000
2018	103,000	272,000
2019	78,000	278,000
2020	77,000	240,000
2021	64,000
Thereafter
Total	$ 457,000	$ 1,087,000